STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 1,000	$ 650,000	$ 7,670	$ 76,330	$ (422,500)	$ (75,465)	$ 237,035
Beginning balance, shares at Dec. 31, 2020	1,000,000.00	260,000	7,670,000
Issuance of common stock for cash			$ 985	1,411,065	21,000		1,433,050
Issuance of common stock for cash, shares			984,701
Issuance of preferred stock for cash					200,000		200,000
Removal of subscription to reflect proceeds paid to related entity					200,000		200,000
Net income						(2,381,405)	(2,381,405)
Offering costs				(68,499)			(68,499)
Ending balance, value at Dec. 31, 2021	$ 1,000	$ 650,000	$ 8,655	1,418,896	(1,500)	(2,456,870)	(379,819)
Ending balance, shares at Dec. 31, 2021	1,000,000	260,000	8,654,701
Issuance of common stock for cash			$ 812	1,262,901			1,263,713
Issuance of common stock for cash, shares			812,482
Net income						(2,283,652)	(2,283,652)
Offering costs				(28,685)			(28,685)
Stock based compensation			$ 400	599,600			600,000
Stock-based compensation, shares			400,000
Ending balance, value at Sep. 30, 2022	$ 1,000	$ 650,000	$ 9,867	3,252,712	(1,500)	(4,740,522)	(828,443)
Ending balance, shares at Sep. 30, 2022	1,000,000	260,000	9,867,183
Beginning balance, value at Dec. 31, 2021	$ 1,000	$ 650,000	$ 8,655	1,418,896	(1,500)	(2,456,870)	(379,819)
Beginning balance, shares at Dec. 31, 2021	1,000,000	260,000	8,654,701
Issuance of common stock for cash			$ 814	1,264,801	1,500		1,267,115
Issuance of common stock for cash, shares			814,740
Net income						(4,344,532)	(4,344,532)
Offering costs				(28,685)			(28,685)
Stock based compensation		$ 750,000	$ 1,183	1,746,401			2,497,584
Stock-based compensation, shares		300,000	1,183,143
Ending balance, value at Dec. 31, 2022	$ 1,000	$ 1,400,000	$ 10,652	4,401,413		(6,801,402)	(988,337)
Ending balance, shares at Dec. 31, 2022	1,000,000	560,000	10,652,584
Beginning balance, value at Jun. 30, 2022	$ 1,000	$ 650,000	$ 9,369	2,467,318	(1,500)	(4,163,599)	(1,037,412)
Beginning balance, shares at Jun. 30, 2022	1,000,000	260,000	9,369,345
Issuance of common stock for cash			$ 498	791,248			791,746
Issuance of common stock for cash, shares			497,838
Net income						(576,923)	(576,923)
Offering costs				(5,854)			(5,854)
Ending balance, value at Sep. 30, 2022	$ 1,000	$ 650,000	$ 9,867	3,252,712	(1,500)	(4,740,522)	(828,443)
Ending balance, shares at Sep. 30, 2022	1,000,000	260,000	9,867,183
Beginning balance, value at Dec. 31, 2022	$ 1,000	$ 1,400,000	$ 10,652	4,401,413		(6,801,402)	(988,337)
Beginning balance, shares at Dec. 31, 2022	1,000,000	560,000	10,652,584
Issuance of common stock for cash			$ 130	174,870			175,000
Issuance of common stock for cash, shares			130,000
Net income						(874,855)	(874,855)
Ending balance, value at Sep. 30, 2023	$ 1,000	$ 1,400,000	$ 10,782	4,576,283		(7,676,257)	(1,688,192)
Ending balance, shares at Sep. 30, 2023	1,000,000	560,000	10,782,584
Beginning balance, value at Jun. 30, 2023	$ 1,000	$ 1,400,000	$ 10,682	4,476,383		(7,728,723)	(1,840,658)
Beginning balance, shares at Jun. 30, 2023	1,000,000	560,000	10,682,584
Sales of common stock			$ 100	99,900			100,000
Sales of common stock, shares			100,000
Net income						52,466	52,466
Ending balance, value at Sep. 30, 2023	$ 1,000	$ 1,400,000	$ 10,782	$ 4,576,283		$ (7,676,257)	$ (1,688,192)
Ending balance, shares at Sep. 30, 2023	1,000,000	560,000	10,782,584